VIA EDGAR
---------

November 29, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Tweedy, Browne Fund Inc.
         (Securities Act File No. 33-57724;
         Investment Company Act File No. 811-7458)
         Post-Effective Amendment No. 21
         -----------------------------------------

Ladies and Gentlemen:

On behalf of Tweedy, Browne Fund Inc. (the "Company"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 Post-Effective Amendment No. 21 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to
Section 310 of Regulation S-T, has been tagged by the Company's administrator to indicate the changes from the previous amendment to the Registration Statement, filed on October 10, 2006.

The Company and its distributor are also submitting acceleration requests today seeking to have the registration statement declared effective on November 30, 2006 or as soon thereafter as practicable.

Securities and Exchange Commission
November 29, 2006
Page 2


If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.


Very truly yours,


/s/Richard T. Prins
-------------------
Richard T. Prins

Enclosures

cc:      M. Gervase Rosenberger, Esq.
         Teresa Hamlin
         Aaron Remorenko
         Keith O'Connell